Property, plant and equipment	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment

4. Property, plant and equipment

Oil and Gas assets/ Facilities, Corporate assets

Cost

	Oil and gas assets/Facilities	Corporate assets	Total
Balance at January 1, 2024	$11,044.6	$179.2	$11,223.8
Capital expenditures	342.3	0.8	343.1
Property acquisitions	84.9	-	84.9
Property dispositions	(1.5)	-	(1.5)
Transfer to assets held for sale	(3,256.0)	-	(3,256.0)
Change in decommissioning liability (1)	22.7	-	22.7
Balance at December 31, 2024	8,237.0	180.0	8,417.0
Capital expenditures (2)	277.8	1.5	279.3
Property acquisitions	15.0	-	15.0
Change in decommissioning liability (1)	9.6	-	9.6
Balance at December 31, 2025	$8,539.4	$181.5	$8,720.9

(1)
Includes additions from drilling activity, facility capital spending, disposals from net property dispositions and changes in estimates as outlined in Note 8.
(2)
Capital expenditures totaled $298.9 million including $19.6 million associated with the disposed Pembina Assets (defined below).

Accumulated depletion, depreciation and impairment

	Oil and gas assets/Facilities	Corporate assets	Total
Balance at January 1, 2024	$9,110.3	$176.7	$9,287.0
Depletion and depreciation	244.9	0.4	245.3
Impairments	415.3	-	415.3
Transfer to assets held for sale	(2,874.4)	-	(2,874.4)
Balance at December 31, 2024	6,896.1	177.1	7,073.2
Depletion and depreciation	177.9	0.4	178.3
Impairment reversal	(6.8)	-	(6.8)
Balance at December 31, 2025	$7,067.2	$177.5	$7,244.7

Net book value

	As at December 31
	2025	2024
Total	$1,476.2	$1,343.8

At December 31, 2025, future development costs of $1,213.2 million were included within the depletable base in the depletion and depreciation calculation (2024 - $1,699.4 million).

Right-of-use assets

The following table includes a break-down of the categories for right-of-use assets.

Cost

	Vehicle	Office	Surface	Facilities	Total
Balance, January 1, 2024	$10.0	$2.7	$2.1	$-	$14.8
Additions (dispositions)	1.0	(1.0)	-	-	-
Balance, December 31, 2024	11.0	1.7	2.1	-	14.8
Additions (dispositions)	0.6	-	(1.3)	15.3	14.6
Balance, December 31, 2025	$11.6	$1.7	$0.8	$15.3	$29.4

Accumulated depletion, depreciation and impairment

	Vehicle	Office	Surface	Facilities	Total
Balance, January 1, 2024	$7.3	$-	$0.3	$-	$7.6
Depreciation	1.8	-	-	-	1.8
Balance, December 31, 2024	9.1	-	0.3	-	9.4
Depreciation	1.2	0.5	(0.1)	0.1	1.7
Balance, December 31, 2025	$10.3	$0.5	$0.2	$0.1	$11.1

Net book value

	As at December 31
	2025	2024
Total	$18.3	$5.4

Total PP&E

Total PP&E including Oil and Gas assets, Facilities, Corporate assets and Right-of-use assets is as follows:

		As at December 31
PP&E	2025	2024
Oil and Gas assets/Facilities, Corporate assets	$1,476.2	$1,343.8
Right-of-use assets	18.3	5.4
Total	$1,494.5	$1,349.2

Pembina Disposition

On April 7, 2025, the Company closed the disposition (the "Pembina Disposition") of our operated Pembina assets (the "Pembina Assets") to InPlay Oil Corp. ("InPlay"). Total consideration for the transaction included $208.3 million of cash (inclusive of final closing adjustments), 9,139,784 common shares of InPlay ("InPlay Shares") at a value of $76.2 million and a $14.7 million value associated with acquiring InPlay's 34.6 percent interest in the Willesden Green Cardium Unit #2 property.

During the third quarter of 2025, the Company sold all of our InPlay Shares for total proceeds of $91.4 million and recorded a $15.2 million gain on the sale within Other Income on the Consolidated Statements of Income (Loss).

Impairments

Willesden Green/Peace River/Viking CGUs

At December 31, 2025, the Company completed an assessment to determine if indicators of impairment existed as a result of the lower near-term commodity price environment. This resulted in the Company completing impairment tests across our Willesden Green, Peace River and Viking CGUs. The impairment tests were completed following the value-in-use method and utilized after-tax discount rates between 10.5 - 11.5 percent (pre-tax rate of 13.5 - 14.5 percent). No impairment or impairment reversal was recorded based on the tests.

The following table outlines benchmark prices and assumptions, based on an average of three independent reserve evaluators' forecasts (GLJ Ltd., McDaniel & Associates Consultants and Sproule ERCE), used in completing the impairment tests as at December 31, 2025.

	WTI ($US/bbl)	AECO ($CAD/MMbtu)	Exchange rate ($US equals $1 CAD)	Inflation rate
2026	$59.92	$3.00	$0.73	0.00%
2027	65.10	3.30	0.74	2.00%
2028	70.28	3.49	0.74	2.00%
2029	71.93	3.58	0.74	2.00%
2030	73.37	3.65	0.74	2.00%
2031 – 2036	$78.69	$3.92	$0.74	2.00%
Thereafter (inflation percentage)	2.00%	2.00%	-	2.00%

The following table outlines the sensitivity to possible changes of the estimated recoverable amount on the Willesden Green, Peace River and Viking CGUs based on the impairment tests completed on December 31, 2025.

	Recoverable amount	1% change in discount rate	5% change in cash flows
Willesden Green	$908.8	$54.6	$67.3
Peace River	536.8	28.6	45.5
Viking	$47.2	$3.6	$5.4

Pembina Assets

The Pembina Assets were classified as held for sale in 2024 and up to the disposition date in April 2025. The Pembina Assets were recorded at the lesser of fair value less costs to sell and their carrying amount, resulting in a non-cash, before tax, impairment loss of $30.0 million in 2025, primarily due to the decrease in value of the InPlay Shares at closing of the disposition. The impairment was recorded within depletion, depreciation and impairment on the Consolidated Statements of Income (Loss).

Legacy CGU

In 2025, we recorded an impairment reversal of $6.8 million in our Legacy CGU due to a reduction in the decommissioning liability in the area. The Legacy CGU has no recoverable amount, as such changes in our decommissioning liability are expensed or recovered as applicable each period.

Prior year impairments

Cardium CGU (now referred to as Willesden Green)

At December 31, 2024, as a result of the Company classifying our Pembina Assets as assets held for sale, the Company concluded that an indicator of impairment was present for the remaining assets within our Cardium CGU, predominately in Willesden Green. The Company completed an impairment test on the remaining assets following the value-in-use method and utilized an after-tax discount rate of 12.0 percent (pre-tax rate of 15.1 percent) and no further impairment or impairment reversal was recorded based on the test.

The following table outlines benchmark prices and assumptions, based on an average of three independent reserve evaluators' forecasts (GLJ Ltd., McDaniel & Associates Consultants and Sproule ERCE), used in completing the impairment test as at December 31, 2024.

	WTI ($US/bbl)	AECO ($CAD/MMbtu)	Exchange rate ($US equals $1 CAD)	Inflation rate
2025	$71.58	$2.36	$0.71	0.00%
2026	74.48	3.33	0.73	2.00%
2027	75.81	3.48	0.74	2.00%
2028	77.66	3.69	0.74	2.00%
2029	79.22	3.76	0.74	2.00%
2030 – 2035	$84.95	$4.03	$0.74	2.00%
Thereafter (inflation percentage)	2.00%	2.00%	-	2.00%

The following table outlines the sensitivity to possible changes of the estimated recoverable amount for the remaining assets within our Cardium CGU (Willesden Green) that had an impairment test completed on December 31, 2024.

	Recoverable amount	1% change in discount rate	5% change in cash flows
Willesden Green	$881.6	$51.7	$62.0

Legacy CGU

In 2024, we recorded a net impairment of $19.9 million in our Legacy CGU due to accelerated decommissioning spending in the area and changes to our decommissioning liability assumptions.

Peace River Acquisition

On June 26, 2024 the Company closed an asset acquisition, which included production and land in the Peace River area, for total consideration of $80.5 million, including closing adjustments. The Company funded the transaction through a $50.0 million term loan with the remainder drawn on our syndicated credit facility. The Company fully repaid the $50.0 term loan as at December 31, 2024.

Transaction costs associated with the acquisition totaled $1.4 million and were expensed.